[LETTERHEAD OF LEBOEUF, LAMB, GREEN & MACRAE LLP]




                                                              February 27, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:    Allstate Life Global Funding
       Allstate Life Insurance Company
       Amendment No. 2 to Registration Statement on Form S-3
       (File No. 333-129157), Filed on October 20, 2005


Ladies and Gentlemen:


     On behalf of Allstate Life Global Funding, a statutory trust organized under the laws of the State of Delaware, and Allstate Life Insurance Company, an Illinois life insurance company ("Allstate Life"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") is Amendment No. 2 to the Registration Statement on Form S-3 (File No. 333-129157) in connection with the registration under the Securities Act of 1933, as amended (the "Securities Act"), of $5,000,000,000 of: (i) Secured Medium Term Notes (the "Notes"), (ii) Funding Notes and (iii) Funding Agreements, under two programs for the issuance of Notes secured by Funding Agreements issued by Allstate Life (the "Programs"). The Programs have been effective since April 27, 2004 (Registration Statement on Form S-3 (File No. 333-112249) and Registration Statement on Form S-3 (File No. 333-125937)).

     Pursuant to Rule 429 under the Securities Act, $1,650,000,000 of: (i) Notes, (ii) Funding Notes and (iii) Funding Agreements registered under Registration Statement No. 333-125937 and not previously sold has been consolidated into this Registration Statement.

     Of the total registration fee of $577,265, $194,205 was paid in connection with Registration Statement No. 333-125937. Registration fees in the amount of $270,710 were paid on October 20, 2005 in connection with the initial filing of the Registration Statement, and an additional filing fee in the amount of $112,350 has been wire transferred to the Commission's account with Mellon Bank.

     Please contact me at (212) 424-8710 with any questions.



                                                 Very truly yours,

                                                 /s/ Vladimir Nicenko
                                                 --------------------
                                                 Vladimir Nicenko